SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Minimum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	15 years	15 years
Minimum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years	5 years
Maximum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	39 years	39 years
Maximum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years	7 years